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
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                                                    FORM N-PX
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                           Annual Report of Proxy voting Record of Registered Management Investment Company
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Investment Company Act file number: 811-01528
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Bruce Fund, Inc. (Exact name of registrant as specified in charter:)      Registrant's telephone number, including area code:
                                                                          312-236-9160
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20 North Wacker Drive, Suite 2414, Chicago, IL 60606
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(Address of principal executive offices) (Zip Code)                       Date of fiscal year end:
                                                                          30-Jun
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Robert B. Bruce 20 N. Wacker Drive, Suite 2414, Chicago, IL 60606
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(Name and address of agent for service)                                   Date of reporting period:
                                                                          7/1/04-6/30/05
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

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                                           Shareholder  Description of the             Matter Proposed
                                                                                       By:                  Vote:
Ticker   Cusip        Name                 Meeting      Matter Voted On                Management (M)       Yes(Y)     For, Against
                                           Date                                        Shareholders (S)     No(N)       or Abstain
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SOLI     83422R106    Solitario Resources  06/23/05   Election of Directors                M                Y           For
                      Coporation                      Ratifications of Appointment
                                                      of Independent Registered
                                                      Public Accountant
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HGRD     42218Q102    Health Grades, Inc.  06/22/05   Election of Directors                M                Y           For
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ASGRE    02364L109    America Service      06/15/05   Election of Directors                M                Y           For
                      Group, Inc.
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ICGE     46059C205    Internet Capital     06/10/05   Election of Directors                M                Y           For
                      Group, Inc.
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                                                      Ratification of Appointment
                                                      of Independent Registered
                                                      Public Accountant                    M                Y           For
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                                                      Approval of the 2005
                                                      Omnibus Equity Compensation
                                                      Plan                                 M                Y           Against
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                                                      Approval to issue more than
                                                      20% of the company's
                                                      outstanding common stock
                                                      upon conversion of the note
                                                      as payment for interest
                                                      under the notes.                     M                Y           Against
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RGX      5040K109     Radiologix, Inc.     06/02/05   Election of Directors                M                Y           For
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                                                      Ratification of the
                                                      appointment of Ernst &
                                                      Young LLP as the company's
                                                      independent registered
                                                      public aMcounting firm for
                                                      2005.                                M                Y           For
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IBAS     450732102    Ibasis, Inc.         05/26/05   Election of Directors                M                Y           For
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                                                      Proposal to amend 1997 stock
                                                      incentive plan                       M                Y           For
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                                                      Proposal to ratify and appoint
                                                      Delotte & Touche LLP as
                                                      Independent Auditors                 M                Y           For
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ELN      284131208    Elan Corporation.    05/26/05   To receive and consider the
                                                      financial statements for the
                                                      year ended December 31, 2004
                                                      together with the reports of
                                                      directors and auditors thereon.      M                Y           For
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                                                      To re-elect Dr. Alan Gillespie
                                                      who retires from the Board by
                                                      rotation as a director of the
                                                      company.                             M                Y           For
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                                                      To re-elect Ms. Ann Maynard Gary
                                                      who retires from the Board by
                                                      rotation as a director of the
                                                      company.                             M                Y           For
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                                                      To re-elect Mr. Kieran McGowan
                                                      who retires from the Board by
                                                      rotation as a director of the
                                                      company.                             M                Y           For
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                                                      To authorize the directors to
                                                      fix the remuneration of the
                                                      auditors.                            M                Y           For
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                                                      To authorize the directors to
                                                      issue securities.                    M                Y           For
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                                                      To authorize the disapplication
                                                      of pre-emption rights on the
                                                      allotment of up to 40 million
                                                      shares for cash.                     M                Y           For
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                                                      To authorize the company to make
                                                      market purchases of own shares.      M                Y           For
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                                                      To set the re-issue price range
                                                      for treasury shares.                 M                Y           For
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RPRN     76026W208    Reptron
                      Electronics, Inc.    05/26/05   Election of Directors                M                Y           For
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QLTI     746927102    QLT, Inc.            05/25/05   Election of Directors                M                Y           For
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                                                      To appoint Deloitte & Touche
                                                      LLP as independent auditors and
                                                      to authorize the directors to
                                                      fix the remuneration                 M                Y           For
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                                                      To fix the number of directors
                                                      for the ensuing year at ten          M                Y           For
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                                                      To confirm and approve the
                                                      shareholder rights plan
                                                      agreement, as amended and
                                                      restated, between QLT and
                                                      computershare trust company
                                                      of Canada, as rrights agent.         M                Y           For
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                                                      To remove the application of
                                                      the pre-existing company
                                                      provisions under the new
                                                      business corporations act
                                                      (British Columbia).                  M                Y           For
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                                                      To delete a series A, B, C,
                                                      and D first preference shares
                                                      from the notice of articles and
                                                      delete the rights and
                                                      restrictions attached to the
                                                      series A, B, C and D first
                                                      preference shares.                   M                Y           For
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                                                      To approve the deletion and
                                                      cancellation of the existing
                                                      articles of QLT and the
                                                      adoption of new articles of QLT.     M                Y           For
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                                                      To (A) amend the new articles
                                                      to reduce the level of approval
                                                      required from 3/4 to 2/3 for
                                                      both (i) special resolutions
                                                      and (II) separate special
                                                      resolutions of A class or
                                                      series and (B) amend the
                                                      existing special rights and
                                                      restrictions attaching to the
                                                      first preference shares to
                                                      reduce the level of approcal
                                                      for special resolutions from
                                                      3/4 to 2/3                           M                Y           Against
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ONEI     682505102    Oneida, LTD.         05/25/05   Election of Directors                M                Y           For
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                                                      Proposal to approve the
                                                      amendment to the Oneida LTD
                                                      certificate of incorporation
                                                      to reduce the minimum required
                                                      size of the Board of Directors
                                                      from nine to five directors.         M                Y           For
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                                                      Proposal to approve the
                                                      amendment to the Oneida LTD
                                                      certificate of incorporation
                                                      to increase to 100,000,000 the
                                                      number of authorized shares of
                                                      common stock.                        M                Y           For
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                                                      Proposal to approve the
                                                      amendment to the Oneida LTD
                                                      certificate of incorporation to
                                                      increase to 10,000,000 the number
                                                      of authorized shares of series
                                                      preferred.                           M                Y           For
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ARGN     03070L300    Amerigon Inc.        05/19/05   Election of Directors                M                Y           For
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                                                      Proposal to change Amerigon
                                                      Incorporated's state of
                                                      incorporation from California
                                                      to Michigan by merger into a
                                                      wholly owned subsidiary.             M                Y           For
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                                                      Proposal to amend Amerigon
                                                      Incorporated's amended and
                                                      restated 1997 stock incentive
                                                      plan to (A) increase options
                                                      automatically granted to non-
                                                      employee directors upon inital
                                                      election to the Board and each
                                                      year thereafter, and (B)
                                                      eliminate the limitation on
                                                      shares that may be delivered
                                                      pursuant to options granted
                                                      that qualify as incentive
                                                      stock options                        M                Y           For
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TWI      88830M102    Titan
                      International, Inc.  05/19/05   Election of Directors                M                Y           For
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                                                      Approval of the Titan
                                                      International Inc. 2005 equity
                                                      incentive plan.                      M                Y           For
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                                                      Ratification of independent
                                                      registered public accounting
                                                      firm to ratify the selection
                                                      of Pricewaterhousecoopers LLP
                                                      as the independent registered
                                                      public accounting firm for 2005.     M                Y           For
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SEPR     817315104    Sepracor Inc.        05/19/05   Election of Directors                M                Y           For
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                                                      To approve an amendment to our
                                                      2000 stock incentive plan
                                                      increasing from 8,000,000 to
                                                      9,500,000 the number of shares
                                                      of our common stock reserved
                                                      for the issuance under the
                                                      2000 plan.                           M                Y           For
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                                                      To ratify the selection of
                                                      Pricewaterhousecoopers LLP as
                                                      our independent registered
                                                      public accounting firm for the
                                                      current fiscal year.                 M                Y           For
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SERO     817523103    Serologicals Corp.   05/11/05   Election of Directors                M                Y           For
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                                                      To approve the 2005 incentive
                                                      plan                                 M                Y           For
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                                                      To amend the amended and
                                                      restated certificate of
                                                      incorporation of the
                                                      corporation to increase the
                                                      number of authorized shares of
                                                      common stock from 50,000,000
                                                      to 115,000,000.                      M                Y           For
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                                                      To ratify the appointment of
                                                      independent auditors for the
                                                      fiscal year ended January 1,
                                                      2006.                                M                Y           For
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DAR      237266101    Darling
                      International, Inc.  05/11/05   Election of Directors                M                Y           For
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                                                      Approval of 2004 Omnibus
                                                      Incentive Plan                       M                Y           For
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ABSSF    00927V200    Airboss of America
                      Corp.                05/04/05   Election of Directors                M                Y           For
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                                                      In respect to the appointment
                                                      of KPMG LLP, Chartered
                                                      Accountants, as auditors of the
                                                      Company and the authorization
                                                      of the directors to fix their
                                                      remuneration as described in the
                                                      Management Information Circular
                                                      dated March 21, 2005.                M                Y           For
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                                                      In respect to the resolution
                                                      authorizing the amendment to
                                                      the stock option plan of the
                                                      Company.                             M                Y           For
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PBIZ     74267D203    Private
                      Business, Inc.       05/04/05   Election of Directors                M                Y           For
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                                                      In their discretion, on such
                                                      other matters as may properly
                                                      come before the meeting.             M                Y           For
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RLI      749607107    RLI Corp.            05/05/05   Election of Directors                M                Y           For
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                                                      Approval of RLI Corp. omnibus
                                                      stock plan                           M                Y           For
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                                                      Ratify the appointment of
                                                      KPMG LLP as the company's
                                                      independent registered public
                                                      accounting firm.                     M                Y           For
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DRTK     26658Q102    Duratek, Inc.        05/05/05   Election of Directors                M                Y           For
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PFE      717081103    Pfizer, Inc.         04/28/05   Election of Directors                M                Y           For
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                                                      A proposal to ratify the
                                                      appointment of KPMG LLP as
                                                      independent registered public
                                                      accounting firm for 2005.            M                Y            For
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                                                      Shareholder proposal relating
                                                      to term limits for directors         Shareholders     N            Against
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                                                      Shareholder proposal requesting
                                                      a report on increasing access to
                                                      pfizer products                      Shareholders     N            Against
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                                                      Shareholder proposal relating
                                                      to importation of prescription
                                                      drugs.                               Shareholders     N            Against
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                                                      Shareholder proposal relating
                                                      to political contributions           Shareholders     N            For
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                                                      Shareholder proposal relating
                                                      to product availability in
                                                      Canada.                              Shareholders     N            Against
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                                                      Shareholder proposal relating
                                                      to the separation of the roles
                                                      of chair and CEO and access to
                                                      pharmaceutical products              Shareholders     N            Against
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MRK      589331107    Merck & Co., Inc.    04/26/05   Election of Directors                M                Y            For
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                                                      Ratification of the appointment
                                                      of the Company's Independent
                                                      Registered Public Accounting
                                                      Firm for 2005                        M                Y            For
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                                                      Stockholder proposal concerning
                                                      stock option awards                  Shareholders     N            For
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                                                      Stockholder proposal concerning
                                                      subjecting non-deductible
                                                      executive compensation to
                                                      shareholder vote                     Shareholders     N            Against
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                                                      Stockholder proposal concerning
                                                      elimination of animal-based test
                                                      methods                              Shareholders     N            Against
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                                                      Stockholder proposal concerning
                                                      separating the roles of Board
                                                      Chair and CEO                        Shareholders     N            Abstain
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                                                      Stockholder proposal concerning
                                                      availability of company products
                                                      and Canadian wholesalers.            Shareholders     N            Against
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                                                      Stockholder proposal concerning
                                                      us of shareholder resources for
                                                      political purposes.                  Shareholders     N            For
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                                                      Stockholder proposal concerning
                                                      a report related to the Global
                                                      HIV/AIDS-TB-Malaria Pandemics        Shareholders     N            For
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ASLC     04543M107    Assisted Living
                      Concepts, Inc.       01/31/05   To approve and adopt the plan of
                                                      merger and acquisition agreement,
                                                      dated as of November 4, 2004, by
                                                      and among assisted living concepts
                                                      Inc. and Extendicare Health
                                                      Services, Inc. and to approve the
                                                      merger contemplated thereby.         M                Y            For
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                                                      To grant authority to the
                                                      proxyholders to vote in their sole
                                                      discretion with respect to the
                                                      approval of any proposal to
                                                      postpone or adjourn the special
                                                      meeting of stockholders to a later
                                                      date for a reasonable business
                                                      purpose, including to solicit
                                                      additional proxies in favor of
                                                      proposal 1 if there are
                                                      insufficient votes for approval
                                                      of proposal 1.                       M                Y            For
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GAN      363127101    Gainsco, Inc.        01/18/05   The GMSP exchange agreement
                                                      proposal                             M                Y            For
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                                                      The stallings investment
                                                      agreement proposal                   M                Y            For
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                                                      The REIS investment agreement
                                                      proposal                             M                Y            For
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                                                      The Stallings employment
                                                      agreement proposal                   M                Y            For
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                                                      The REIS employment agreement
                                                      proposal                             M                Y            For
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                                                      The Anderson amendment proposal      M                Y            For
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                                                      The adjournments proposal            M                Y            For
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ARD      040049108    Arena Resources,
                      Inc.                 12/21/04   Election of Directors                M                Y            For
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                                                      Amendment of stock option plan:
                                                      to amend the stock option plan to
                                                      increase the number of shares of
                                                      common stock subject to the plan
                                                      from 1,000,000 to 1,500,000. and
                                                      to provide the administrators of
                                                      the plan the discretion to
                                                      accelerate the vesting of
                                                      outstanding stock options            M                Y            For
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DANKY    236277109    Danka Business
                      Systems PLC          12/07/04   Re-Election of Directors             M                Y            For
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                                                      To Re-appoint the auditors and
                                                      authorize the Board of Directors
                                                      or a duly appointed committee
                                                      thereof, to fix their remuneration   M                Y            For
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                                                      To authorize the Board of
                                                      Directors to allot equity
                                                      securities                           M                Y            For
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                                                      To empower the Board of
                                                      Directors to allot equity
                                                      securities, subject to
                                                      certain limitations, without
                                                      providing certain pre-emptive
                                                      rights                               M                Y            For
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                                                      To authorize the Board of
                                                      Directors to allot equity
                                                      securities relating to our
                                                      convertible participatng shares.     M                Y            For
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                                                      To empower the Board of Directors
                                                      to allot equity securities, subject
                                                      to certain limitations, without
                                                      providing certain pre-emptive
                                                      rights relating to our convertible
                                                      participating shares.                M                Y            For
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                                                      To approve the directors'
                                                      remuneration report for the year
                                                      ended 31st March, 2004.              M                Y            For
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RURL     781748108    Rural/Metro
                      Corporation          12/01/04   Election of Directors                                 Y         Withhold all
                                                                                                                        nominees
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ATRX     04962L101    Atrix Laboratories,
                      Inc.                 11/19/04   Proposal to adopt the agreement
                                                      and plan merger, dated as of
                                                      June 14, 2004, by and among QLT
                                                      Inc., Aspen Acquisition Corp.
                                                      and Atrix Laboratories, Inc.,
                                                      pursuant to which Aspen
                                                      Acquisition Corp. will be merged
                                                      into Atrix Laboratories, Inc.
                                                      into a wholly owned subsidiary
                                                      of QLT, and to approve the merger.   M                Y            For
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UHAL     023586100    Amerco               09/24/04   Election of Directors                M                Y         Withhold all
                                                                                                                        nominees
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                                                      Shareholder proposal regarding
                                                      independent directors                S                Y            Against
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TMI      878155100    Team, Inc.           09/23/04   Election of Directors                M                Y         Withold all
                                                                                                                        nominees
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                                                      Approval of the amendment to
                                                      the Team, Inc. 1998 incentive
                                                      stock option plan.                   M                Y            Against
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                                                      Approval of the amendment to
                                                      the Team, Inc. restated non-
                                                      employee directors stock option
                                                      plan.                                M                Y            Against
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                                                      Approval of the adoption of the
                                                      Team, Inc. 2004 restricted stock
                                                      option and award plan                M                Y            Against
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                                                      Approval of the company's existing
                                                      policy of issuing $10,000 of
                                                      common stock to each non-employee
                                                      director each year for director
                                                      fees.                                M                Y            For
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                                                      Approval of the appointment of
                                                      KPMG LLP as Independent Public
                                                      Accountants of the company for
                                                      fiscal 2005.                         M                Y            For
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CPST     14067D102    Capstone Turbine
                      Corp.                09/10/04   Election of Directors                M                Y            For
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                                                      To approve capstone turbine
                                                      corporation amended and restated
                                                      2000 equity incentive plan as
                                                      amended to add 2,380,000 shares.     M                Y            Against
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